Dividends (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Interim Financial Reporting

	2020			2019			2018
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	9 July 2020	19	946	11 July 2019	19	940	12 July 2018	19	934
Second interim	8 October 2020	19	946	10 October 2019	19	941	11 October 2018	19	934
Third interim	14 January 2021	19	946	9 January 2020	19	941	10 January 2019	19	935
Fourth interim	8 April 2021	23	1,146	9 April 2020	23	1,144	11 April 2019	23	1,137

Total		80	3,984		80	3,966		80	3,940

Summary of Dividends to Shareholders	The amounts recognised in each year were as follows:

	2020 £m	2019 £m	2018 £m
Dividends to shareholders	3,977	3,953	3,927